Cover Page Document	Feb. 10, 2021	Oct. 22, 2020
Document Information [Line Items]
Written Communications	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-02217
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	COCA COLA CO
Entity Tax Identification Number	58-0628465
Entity Address, Address Line One	One Coca-Cola Plaza
Entity Address, City or Town		Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30313
City Area Code	404
Local Phone Number	676-2121
Document Fiscal Year Focus	2020
Entity Central Index Key	0000021344
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0.25 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.25 Par Value
Trading Symbol	KO
Security Exchange Name	NYSE
Floating Rate Notes Due 2021 [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes Due 2021
Trading Symbol	KO21C
Security Exchange Name	NYSE
0.75% Notes Due 2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.75% Notes Due 2023
Trading Symbol	KO23B
Security Exchange Name	NYSE
0.500% Notes Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes Due 2024
Trading Symbol	KO24
Security Exchange Name	NYSE
1.875% Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes Due 2026
Trading Symbol	KO26
Security Exchange Name	NYSE
0.750% Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.750% Notes Due 2026
Trading Symbol	KO26C
Security Exchange Name	NYSE
1.125% Notes Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes Due 2027
Trading Symbol	KO27
Security Exchange Name	NYSE
1.250% Notes Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes Due 2031
Trading Symbol	KO31
Security Exchange Name	NYSE
1.625% Notes Due 2035 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes Due 2035
Trading Symbol	KO35
Security Exchange Name	NYSE
1.100% Notes Due 2036 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.100% Notes Due 2036
Trading Symbol	KO36
Security Exchange Name	NYSE
.125% Notes Due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.125% Notes Due 2029
Trading Symbol	KO29A
Security Exchange Name	NYSE
.375% Notes Due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.375% Notes Due 2033
Trading Symbol	KO33
Security Exchange Name	NYSE
.800% Notes Due 2040 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.800% Notes Due 2040
Trading Symbol	KO40B
Security Exchange Name	NYSE